Goodwill and Intangible Assets, Net (Summary of changes in goodwill, by segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Goodwill
Balance at the beginning of the period, Goodwill	$ 1,301	$ 1,301
Accumulated impairment losses at the beginning of the period	(218)	(218)
Net goodwill, balance at the beginning of the period	1,083	1,083
Goodwill acquired and other changes during the period	(38)	0
Total	(38)	0
Balance at the end of the period, Goodwill	1,265	1,301
Accumulated impairment losses at the end of the period	(220)	(218)
Net goodwill, balance at the end of the period	1,045	1,083	$ 1,045
Americas RAC
Goodwill
Balance at the beginning of the period, Goodwill	1,029	1,029
Accumulated impairment losses at the beginning of the period	0	0
Net goodwill, balance at the beginning of the period	1,029	1,029
Goodwill acquired and other changes during the period	0	0
Total	0	0
Balance at the end of the period, Goodwill	1,029	1,029
Accumulated impairment losses at the end of the period	0	0
Net goodwill, balance at the end of the period	1,029	1,029
International RAC
Goodwill
Balance at the beginning of the period, Goodwill	236	236
Accumulated impairment losses at the beginning of the period	(218)	(218)
Net goodwill, balance at the beginning of the period	18	18
Goodwill acquired and other changes during the period	(2)	0
Total	(2)	0
Balance at the end of the period, Goodwill	236	236
Accumulated impairment losses at the end of the period	(220)	(218)
Net goodwill, balance at the end of the period	16	18
All Other Operations
Goodwill
Balance at the beginning of the period, Goodwill	36	36
Accumulated impairment losses at the beginning of the period	0	0
Net goodwill, balance at the beginning of the period	36	36
Goodwill acquired and other changes during the period	(36)	0
Total	(36)	0
Balance at the end of the period, Goodwill	0	36
Accumulated impairment losses at the end of the period	0	0
Net goodwill, balance at the end of the period	$ 0	$ 36